COMMON STOCK (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2021	Oct. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Aug. 12, 2020
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized			200,000,000		200,000,000	200,000,000
Common stock, par value			$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized			50,000,000		50,000,000	50,000,000
Preferred stock, par value			$ 0.0001		$ 0.0001	$ 0.0001
Number of shares issued		300,000
Proceeds from issuance of common stock				$ 27,930	$ 27,930	$ 22,290
Series B Preferred [Member]
Subsidiary, Sale of Stock [Line Items]
Offering costs						$ 70
Conversion of shares						1,199,195
May 2021 Follow on Offering Costs [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued	4,600,000
Issuance price	$ 6.00
Proceeds from initial underwitten public offeing	$ 27,600
Proceeds from issuance of common stock	25,400
Underwriting discounts and commissions and offering expenses	$ 2,200
Initial Underwritten Public Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued						4,025,000
Proceeds from initial underwitten public offeing						$ 21,600